Inventory	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Inventory	Inventory
Accounting policies
Raw materials and finished goods are stated at the lower of cost calculated using the first-in, first-out (“FIFO”) method and net realizable value. Work in progress is stated at the lower of its weighted average cost and net realizable value. Cost comprises direct materials, direct labor and an appropriate proportion of variable and fixed overhead expenditure, the latter being allocated on the basis of normal operating capacity.
Inventory consists of the following (in USD thousands):

	December 31,
	2022	2021
Raw materials	$5,195	$5,105
Work in progress	1,340	1,330
Finished goods	124	87
Provision	(1,503)	(793)
Total	$5,156	$5,729
Inventory provision movement for the years ended December 31, 2022 and 2021, respectively are as follows (in USD thousands):

	2022	2021
As of January 1	$(793)	$(713)
Increase in provision	(697)	(105)
Currency Translation Adjustment	(13)	25
As of December 31	$(1,503)	$(793)